Restricted Net Assets (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Net Assets [Abstract]
Statutory general reserve, appropriation percentage	10.00%
Maximum threshold for statutory general reserve	50.00%
Development funds, annual appropriation percentage	25.00%
Income tax rate	10.00%
Percentage of statutory reserves	25.00%	25.00%	25.00%